Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Earned Income On Derivatives And Income Statement Location
The following table presents earned income on derivatives:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Qualifying hedges:
Net investment income	$23	$21	$13
Interest credited to policyholder account balances	—	—	(2)
Nonqualifying hedges:
Net derivative gains (losses)	314	461	361
Policyholder benefits and claims	8	15	14
Total	$345	$497	$386

Schedule of estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps
The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

	December 31,
	2017			2016
Rating Agency Designation of Referenced Credit Obligations (1)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
	(Dollars in millions)
Aaa/Aa/A	$12	$558	2.8	$8	$478	3.6
Baa	28	1,317	4.7	20	1,415	4.4
Ba	—	25	4.5	—	20	2.7
Total	$40	$1,900	4.1	$28	$1,913	4.2
__________________

(1)
Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swap referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody’s Investors Service, Inc. (“Moody’s”), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Estimated Fair Value of Derivative Assets and Liabilities after Master Netting Agreements and Cash Collateral
The estimated fair values of the Company’s net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

	December 31,
	2017		2016
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement	Assets	Liabilities	Assets	Liabilities
	(In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)	$2,233	$3,081	$3,411	$2,929
OTC-cleared and Exchange-traded (1), (6)	70	40	315	905
Total gross estimated fair value of derivatives (1)	2,303	3,121	3,726	3,834
Amounts offset on the consolidated and combined balance sheets	—	—	—	—
Estimated fair value of derivatives presented on the consolidated and combined balance sheets (1), (6)	2,303	3,121	3,726	3,834
Gross amounts not offset on the consolidated and combined balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral	(1,942)	(1,942)	(2,231)	(2,231)
OTC-cleared and Exchange-traded	(1)	(1)	(165)	(165)
Cash collateral: (3), (4)
OTC-bilateral	(257)	—	(653)	—
OTC-cleared and Exchange-traded	(28)	(39)	(92)	(740)
Securities collateral: (5)
OTC-bilateral	(31)	(1,138)	(429)	(698)
OTC-cleared and Exchange-traded	—	—	—	—
Net amount after application of master netting agreements and collateral	$44	$1	$156	$—
__________________

(1)
At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $49 million and $104 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($8) million and ($49) million, respectively.

(2)	Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)
Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4)
The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $94 million and $4 million, respectively, and provided excess cash collateral of $5 million and $25 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)
Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2017 and 2016, the Company received excess securities collateral with an estimated fair value of $337 million and $135 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $471 million and $108 million, respectively, for its OTC-bilateral derivatives, $427 million and $630 million, respectively, for its OTC-cleared derivatives, and $118 million and $453 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6)
Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company’s derivatives, excluding embedded derivatives, held at:

	Primary Underlying Risk Exposure	December 31,
		2017			2016
			Estimated Fair Value			Estimated Fair Value
		Gross Notional Amount	Assets	Liabilities	Gross Notional Amount	Assets	Liabilities
		(In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
Interest rate swaps	Interest rate	$175	$44	$—	$310	$41	$—
Cash flow hedges:
Interest rate swaps	Interest rate	27	5	—	45	7	—
Foreign currency swaps	Foreign currency exchange rate	1,827	94	75	1,493	202	11
Subtotal		1,854	99	75	1,538	209	11
Total qualifying hedges		2,029	143	75	1,848	250	11
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps	Interest rate	20,213	922	774	28,175	1,928	1,687
Interest rate floors	Interest rate	—	—	—	2,100	6	2
Interest rate caps	Interest rate	2,671	7	—	12,042	25	—
Interest rate futures	Interest rate	282	1	—	1,288	9	—
Interest rate options	Interest rate	24,600	133	63	15,520	136	—
Interest rate total return swaps	Interest rate	—	—	—	3,876	—	611
Foreign currency swaps	Foreign currency exchange rate	1,115	71	42	1,261	155	4
Foreign currency forwards	Foreign currency exchange rate	130	—	1	158	9	—
Credit default swaps — purchased	Credit	65	—	1	37	—	—
Credit default swaps — written	Credit	1,900	40	—	1,913	28	—
Equity futures	Equity market	2,713	15	—	8,037	38	—
Equity index options	Equity market	47,066	794	1,664	37,501	897	934
Equity variance swaps	Equity market	8,998	128	430	14,894	140	517
Equity total return swaps	Equity market	1,767	—	79	2,855	1	117
Total non-designated or nonqualifying derivatives		111,520	2,111	3,054	129,657	3,372	3,872
Total		$113,549	$2,254	$3,129	$131,505	$3,622	$3,883

Schedule of Derivative Instruments

1)	After taking into consideration the existence of netting agreements.

Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table presents changes in estimated fair value related to embedded derivatives:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Net derivative gains (losses) (1), (2)	$1,082	$(1,824)	$(175)
Policyholder benefits and claims	$(16)	$(4)	$21
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(1)
The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $290 million, $246 million and $26 million for the years ended December 31, 2017, 2016 and 2015, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were less than $1 million, ($22) million and ($5) million for the years ended December 31, 2017, 2016 and 2015, respectively.

(2)	See Note 5 for discussion of related party net derivative gains (losses).

Schedule of Derivative Instruments
The following table presents the estimated fair value and balance sheet location of the Company’s embedded derivatives that have been separated from their host contracts at:

		December 31,
	Balance Sheet Location	2017	2016
		(In millions)
Embedded derivatives within asset host contracts:
Ceded guaranteed minimum benefits	Premiums, reinsurance and other receivables	$227	$628
Options embedded in debt or equity securities	Investments	(52)	(49)
Embedded derivatives within asset host contracts		$175	$579
Embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits	Policyholder account balances	$1,212	$2,359
Assumed reinsurance on fixed deferred annuities	Policyholder account balances	1	—
Assumed guaranteed minimum benefits	Policyholder account balances	—	460
Fixed annuities with equity indexed returns	Policyholder account balances	674	192
Embedded derivatives within liability host contracts		$1,887	$3,011